EMPLOYEE BENEFITS OBLIGATIONS - MOVEMENT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFITS OBLIGATIONS [abstract]
Beginning of the year	¥ 28,389	¥ 30,745
Additions	0	0
Payments	(2,044)	(2,356)
End of the year	¥ 26,345	¥ 28,389